John Hancock
Small Cap Growth Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Shares	Value
Common stocks 96.1%		$447,067,645
(Cost $448,577,578)
Communication services 2.5%		11,732,765
Media 2.5%
TechTarget, Inc. (A)	165,041	11,732,765
Consumer discretionary 20.2%		93,916,046
Auto components 2.8%
Fox Factory Holding Corp. (A)	158,243	12,979,091
Diversified consumer services 2.1%
European Wax Center, Inc., Class A (B)	358,450	9,498,925
Hotels, restaurants and leisure 7.7%
Boyd Gaming Corp.	285,132	16,757,208
Chuy’s Holdings, Inc. (A)	221,613	5,006,238
Texas Roadhouse, Inc.	178,874	13,946,806
Household durables 1.7%
Skyline Champion Corp. (A)	149,641	7,950,426
Internet and direct marketing retail 0.9%
Overstock.com, Inc. (A)(B)	139,911	4,335,842
Specialty retail 5.0%
Asbury Automotive Group, Inc. (A)	63,680	11,535,632
Leslie’s, Inc. (A)	613,073	11,905,878
Consumer staples 7.0%		32,601,830
Food and staples retailing 5.2%
BJ’s Wholesale Club Holdings, Inc. (A)	232,433	13,450,898
Performance Food Group Company (A)	245,447	10,637,673
Food products 1.8%
Freshpet, Inc. (A)	118,289	8,513,259
Energy 2.3%		10,924,427
Oil, gas and consumable fuels 2.3%
Ranger Oil Corp., Class A (A)	255,184	10,924,427
Financials 10.2%		47,336,909
Banks 1.6%
First Financial Bankshares, Inc.	178,850	7,375,774
Capital markets 3.4%
PJT Partners, Inc., Class A	209,073	15,856,096
Insurance 2.9%
Kinsale Capital Group, Inc.	60,766	13,361,228
Thrifts and mortgage finance 2.3%
Axos Financial, Inc. (A)	277,977	10,743,811
Health care 16.7%		77,816,053
Biotechnology 5.9%
Avid Bioservices, Inc. (A)	514,000	6,872,180
Halozyme Therapeutics, Inc. (A)	294,144	13,524,741
PTC Therapeutics, Inc. (A)	238,493	7,004,539
Health care equipment and supplies 3.8%
CryoPort, Inc. (A)	176,347	4,488,031
Inmode, Ltd. (A)	221,673	5,943,053
Tandem Diabetes Care, Inc. (A)	104,615	7,131,605
2	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 2.4%
AMN Healthcare Services, Inc. (A)	117,224	$11,359,006
Health care technology 2.6%
Omnicell, Inc. (A)	109,961	12,223,265
Life sciences tools and services 2.0%
Medpace Holdings, Inc. (A)	64,714	9,269,633
Industrials 17.6%		81,680,661
Aerospace and defense 4.0%
AeroVironment, Inc. (A)	113,942	10,478,106
RADA Electronic Industries, Ltd. (A)	683,031	8,223,693
Air freight and logistics 2.6%
Air Transport Services Group, Inc. (A)	399,733	12,079,931
Building products 3.7%
Simpson Manufacturing Company, Inc.	157,122	17,024,168
Commercial services and supplies 2.3%
The Brink’s Company	175,958	10,703,525
Machinery 0.9%
Kornit Digital, Ltd. (A)	96,792	4,062,360
Professional services 1.8%
FTI Consulting, Inc. (A)	48,698	8,181,264
Trading companies and distributors 2.3%
Rush Enterprises, Inc., Class A	214,351	10,927,614
Information technology 17.8%		82,620,905
Communications equipment 4.3%
Calix, Inc. (A)	310,087	11,454,614
Clearfield, Inc. (A)	137,094	8,472,409
IT services 1.5%
Perficient, Inc. (A)	70,727	6,924,881
Semiconductors and semiconductor equipment 7.9%
Onto Innovation, Inc. (A)	170,346	13,692,411
SiTime Corp. (A)	51,308	10,928,604
Synaptics, Inc. (A)	80,432	11,913,588
Software 4.1%
Domo, Inc., Class B (A)	118,057	3,763,657
Rapid7, Inc. (A)	74,896	5,307,880
Sprout Social, Inc., Class A (A)	79,153	4,031,262
Workiva, Inc. (A)	83,983	6,131,599
Materials 1.8%		8,438,049
Chemicals 0.7%
Aspen Aerogels, Inc. (A)	180,340	3,159,557
Containers and packaging 1.1%
Ranpak Holdings Corp. (A)	423,635	5,278,492

	Yield (%)	Shares	Value
Short-term investments 4.8%			$22,380,229
(Cost $22,380,168)
Short-term funds 4.8%			22,380,229
John Hancock Collateral Trust (C)	0.8437(D)	447,022	4,469,637
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7415(D)	17,910,592	17,910,592

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

Total investments (Cost $470,957,746) 100.9%	$469,447,874
Other assets and liabilities, net (0.9%)	(4,185,171)
Total net assets 100.0%	$465,262,703

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $4,480,272.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-22.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	447,022	—	$25,481,921	$(21,009,974)	$(2,371)	$61	$2,723	$126	$4,469,637
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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